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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number: __________

This Amendment (Check only one):
          |_| is a restatement.
          |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:    ALPS Advisers, Inc.
     Address: 1290 Broadway, Suite 1100
              Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley J. Swenson
Title: Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:


/s/ Bradley J. Swenson        Denver, Colorado         August 14, 2007
---------------------------
[Signature]                   [City, State]            [Date]

Report Type (Check only one):

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|_|  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER   NAME
--------------------   ----------------------------------
28-01127               Chase Investment Counsel Corp.
28-05690               Matrix Asset Advisors, Inc.
28-04871               Blair William & Co.
28-06683               TCW Investment Management Co.
28-03579               Schneider Capital Management Corp.
28-04129               M.A. Weatherbie and Co., Inc.
28-03791               Pzena Investment Management

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: 339 (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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Form 13(F) Information Table

                                                                SHARES OR
                             TITLE OF                              PRN                    DISCRETION  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   VALUE (X$1,000)   AMOUNT  SH/PRN PUT/CALL INVESTMENT MANAGERS   SOLE   SHARED NONE
COLUMN 1                     COLUMN 2  COLUMN 3    COLUMN 4      COLUMN 5                  COLUMN 6  COLUMN 7 COLUMN 8
iShares S&P 500 Index        ETF      464287200       137          755                    SOLE                  755

iShares Lehamn Agg Bond      ETF      464287226        55          560                    SOLE                  560

iShares Leham 1-3 YR TRS Bnd ETF      464287457        43          533                    SOLE                  533

iShares MSCI EAFE Index      ETF      464287465        46          567                    SOLE                  567

Vanguard Emerging Market ETF ETF      922042858         9           99                    SOLE                   99

Vanguard REIT ETF            ETF      922908553         8          114                    SOLE                  114

Vanguard Small Cap           ETF      922908751        20          264                    SOLE                  264

iShares Lehman US TIPS       ETF      464287176        21          211                    SOLE                  211

Company Total                                         339